Post-employment benefits - Non-current Employee Benefit Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	€ 158	€ 77
Other employee benefit liabilities	33	31
Employee benefit liabilities	191	108
GB
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	77	0
Other employee benefit liabilities	0	0
Employee benefit liabilities	77	0
Rest of world
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	81	77
Other employee benefit liabilities	33	31
Employee benefit liabilities	€ 114	€ 108